Accrued Expenses and Other Current Liabilities, and Deferred Income Taxes and Other Long-Term Liabilities - Summary Of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Payables and Accruals [Abstract]
Compensation and related benefit costs	$ 38.9	$ 30.3
Customer deposits	8.1	3.1
Accrued commissions	1.1	3.7
Accrued warranty costs	6.3	5.5
Non-income taxes payable	5.0	4.9
Pension and other post-retirement obligations	0.5	0.3
Income taxes payable	3.1	9.2
Restructuring	3.1
Accrued professional fees related to becoming a public company	8.3
Other accrued expenses	9.9	7.1
Total	$ 84.3	$ 64.1